Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Future Amortization [Abstract]
For the remainder of the year ending September 30, 2026	$ 36,160
2027	66,279
2028	55,560
2029	46,940
2030	46,501
Thereafter	702,244
Intangible assets, net	$ 953,684	$ 959,116